CAPITAL RISK MANAGEMENT (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Capital Risk Management [Abstract]
Long-term debt	$ 2,351.5	$ 3,312.2
Less: cash and cash equivalents	(926.1)	(946.5)	$ (446.1)
Net debt	1,425.4	2,365.7
Equity	3,212.8	2,578.3	$ 2,382.5
Total net debt plus equity	$ 4,638.2	$ 4,944.0